Summary of number and weighted average exercise prices of share options (Details)	3 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Number of options, beginning | shares	13,350	10,508
Weighted average exercise price, beginning | $ / shares	$ 50.04	$ 80.20
Number of options, beginning | shares	(167)
Weighted average exercise price, beginning | $ / shares	$ 42.04
Number of options, beginning | shares		3,500
Weighted average exercise price, beginning | $ / shares		$ 15.00
Number of options, beginning | shares	13,183	14,008
Weighted average exercise price, beginning | $ / shares	$ 50.14	$ 63.91